Interest expense - Summary of Interest Expense (Detail) ¥ in Thousands, $ in Thousands	12 Months Ended
	Mar. 31, 2023 CNY (¥)	Mar. 31, 2023 USD ($)	Mar. 31, 2022 CNY (¥)	Mar. 31, 2021 CNY (¥)
Interest and Debt Expense [Abstract]
Amortization charges on promissory notes	¥ 9,706		¥ 17,144	¥ 21,611
Interest expense on borrowings	3,644		3,740	6,039
Total	¥ 13,350	$ 1,944	¥ 20,884	¥ 27,650